Consolidated Statements of Stockholders' Equity (Deficiency) - USD ($) $ in Thousands		Total	Preferred Stock [Member]	Ordinary shares		Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Temporary equity, beginning balance (in shares) at Dec. 31, 2020			39,779,261
Temporary equity, beginning balance at Dec. 31, 2020			$ 101,205
Beginning balance (in shares) at Dec. 31, 2020	[1]			124,671,507
Beginning balance at Dec. 31, 2020		$ 63,804		$ 0	[2]	$ 34,226	$ (85)	$ 1,321	$ 28,342
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)		71,396							71,396
Other comprehensive income (loss)		51						51
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		6,480				6,480
Exercise of share option, vested RSUs and ESPP (in shares)	[1]			2,804,827
Stock Issued During Period, Value, Stock Options Exercised		2,305				2,305
Dividends		(100,000)				(78,700)			(21,300)
Conversion of preferred shares (in shares)			(39,779,261)	39,779,261
Exercise of share options, vested RSUs and ESPP		101,205	$ (101,205)			101,205
Temporary equity, ending balance (in shares) at Dec. 31, 2021			0
Temporary equity, ending balance at Dec. 31, 2021			$ 0
Ending balance (in shares) at Dec. 31, 2021	[1]			187,680,294
Ending balance at Dec. 31, 2021		(73,347)		$ 0		(153,072)	(85)	1,372	78,438
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)		120,805							120,805
Other comprehensive income (loss)		(1,041)						(1,041)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		13,708				13,708
Stock Issued During Period, Value, Stock Options Exercised		13,735
Conversion of preferred shares (in shares)			0	5,333,361	[1]
Exercise of share options, vested RSUs and ESPP			$ 0			13,735
Exercise of public warrants (in shares)				500
Stock Issued During Period, Value, Warrants Exercised		$ 5				5
Temporary equity, ending balance (in shares) at Dec. 31, 2022			0
Temporary equity, ending balance at Dec. 31, 2022			$ 0
Ending balance (in shares) at Dec. 31, 2022		193,014,155		193,014,155	[1]
Ending balance at Dec. 31, 2022		$ 73,865		$ 0		(125,624)	(85)	331	199,243
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)		(81,100)							(81,100)
Other comprehensive income (loss)		719						719
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		$ 18,998				18,998
Exercise of share option, vested RSUs and ESPP (in shares)		7,391,891		10,216,773	[1]
Stock Issued During Period, Value, Stock Options Exercised		$ 21,730				21,730
Temporary equity, ending balance (in shares) at Dec. 31, 2023			0
Temporary equity, ending balance at Dec. 31, 2023			$ 0
Ending balance at Dec. 31, 2023		$ 34,212		$ 0		$ (84,896)	$ (85)	$ 1,050	$ 118,143

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 13, Shareholders’ equity (deficiency), for details.
[2]	Less than US$ 1.